Revenue From Contracts with Customers	12 Months Ended
Dec. 31, 2023
Revenue from Contracts with Customers [Abstract]
Revenue From Contracts with Customers
24.	Revenue From Contracts with Customers

For the years ended December 31, the Corporation’s revenue is derived principally from:

In thousands of soles	2021	2022	2023
Construction activities	2,467,477	2,451,067	2,443,984
Services provided	1,094,439	1,104,900	1,103,323
Sale of real estate and goods	579,482	849,157	754,168
Revenue from contracts with customers	4,141,398	4,405,124	4,301,475

A.	Revenues from contracts with customers are mainly broken down by:

For the year ended December 31,	Engineering and construction			Energy			Infrastructure			Real estate			Parent Company operations			Total
In thousands of soles	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023	2021	2022	2023
Primary geographical markets
Peru	1,862,176	1,794,735	1,465,538	541,859	633,792	682,682	638,358	745,750	738,319	239,391	367,276	219,660	2,889	2,912	26,342	3,284,673	3,544,465	3,132,541
Chile	750,565	708,996	557,785	-	-	-	-	-	-	-	-	-	-	-	-	750,565	708,996	557,785
Colombia	106,160	151,663	611,149	-	-	-	-	-	-	-	-	-	-	-	-	106,160	151,663	611,149
	2,718,901	2,655,394	2,634,472	541,859	633,792	682,682	638,358	745,750	738,319	239,391	367,276	219,660	2,889	2,912	26,342	4,141,398	4,405,124	4,301,475
Major products/ service lines
Construction activities	2,467,477	2,451,067	2,443,984	-	-	-	-	-	-	-	-	-	-	-	-	2,467,477	2,451,067	2,443,984
Engineering services	251,424	204,327	190,488	-	-	-	-	-	-	-	-	-	-	-	-	251,424	204,327	190,488
Oil and gas extraction, storage and dispatching services	-	-	-	192,103	145,874	143,552	-	-	-	-	-	-	-	-	-	192,103	145,874	143,552
Transportation services	-	-	-	-	-	-	347,377	387,049	411,274	-	-	-	-	-	-	347,377	387,049	411,274
Road concession services	-	-	-	-	-	-	287,331	354,289	322,244	-	-	-	-	-	-	287,331	354,289	322,244
Water treatment service	-	-	-	-	-	-	3,650	4,412	4,801	-	-	-	-	-	-	3,650	4,412	4,801
Property rental	-	-	-	-	-	-	-	-	-	9,665	6,037	4,622	-	-	-	9,665	6,037	4,622
Parent company and other entities	-	-	-	-	-	-	-	-	-	-	-	-	2,889	2,912	26,342	2,889	2,912	26,342
Sale of real estate and lots	-	-	-	-	-	-	-	-	-	229,726	361,239	215,038	-	-	-	229,726	361,239	215,038
Sale of oil and gas	-	-	-	349,756	487,918	539,130	-	-	-	-	-	-	-	-	-	349,756	487,918	539,130
	2,718,901	2,655,394	2,634,472	541,859	633,792	682,682	638,358	745,750	738,319	239,391	367,276	219,660	2,889	2,912	26,342	4,141,398	4,405,124	4,301,475
Timing of revenue recognition
Transferred at a point in time	-	-	-	541,859	633,792	682,682	-	-	-	239,391	367,276	219,660	2,889	2,912	26,342	784,139	1,003,980	928,684
Transferred over time	2,718,901	2,655,394	2,634,472	-	-	-	638,358	745,750	738,319	-	-	-	-	-	-	3,357,259	3,401,144	3,372,791
	2,718,901	2,655,394	2,634,472	541,859	633,792	682,682	638,358	745,750	738,319	239,391	367,276	219,660	2,889	2,912	26,342	4,141,398	4,405,124	4,301,475
Revenue from contracts with customers	2,718,901	2,655,394	2,634,472	541,859	633,792	682,682	638,358	745,750	738,319	239,391	367,276	219,660	2,889	2,912	26,342	4,141,398	4,405,124	4,301,475

B.	The balances of contract assets and liabilities are mainly comprised for:

In thousands of soles	Note	2022	2023
Receivables	10.a	357,704	204,167
Unbilled receivables	10.b y c	1,444,747	1,626,605
Guarantee deposits	12.b	194,885	163,740
Advances received from customers	20.a	(365,730)	(241,469)

Contract assets refer primarily to rights to consideration for work performed but not billed at the reporting date.

Contract liabilities relate primarily to advance consideration received from customers for which revenue is recognized over time.

The movement in contract liabilities as of December 31, 2021, 2022 and 2023 is detailed below:

In thousands of soles	2021	2022	2023
Balance at January, 1	280,970	322,680	365,730
Advances received from customers	707,009	769,504	430,578
Compensation of customer advances	(665,299)	(726,454)	(554,839)
Balance	322,680	365,730	241,469

Revenue from contract liabilities recognized as of December 31, 2023 is S/ 554.8 million (S/ 726.4 million as of December 31, 2022).

C.	The composition of the portfolio of projects pending to be executed (“backlog”) refers to the expected future income from signed contracts. The detail by operating segments as of December 31, 2023, and the dates on which they are estimated to be carried out, is shown in the following table:

	Annual Backlog
In thousands of soles	2024	2025	2026+	Total
Engineering and Construction	2,113,267	499,818	-	2,613,085
Infrastructure	673,401	655,690	661,051	1,990,142
Real estate	145,876	8,039	-	153,915
Intercompany eliminations	(164,606)	(154,818)	(159,436)	(478,860)
	2,767,938	1,008,729	501,615	4,278,282